DESCRIPTION OF BUSINESS - License and Distribution Agreements (Black Belt Therapeutics Limited) (Details) - Black Belt Therapeutics Ltd	1 Months Ended					12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Apr. 30, 2019 EUR (€)
Description of Business and Basis of Presentation
Upfront payment				$ 5,700,000	€ 5,000,000
Milestone payment	$ 305,000	€ 250,000	$ 750,000
In-process research and development expensed						$ 1,100,000	€ 5,000,000	$ 1,100,000	€ 5,000,000
Research and Development Asset Acquired Other than through Business Combination, Writeoff, Statement of Income or Comprehensive Income [Extensible Enumeration]						Research and Development Expense.	Research and Development Expense.	Research and Development Expense.	Research and Development Expense.
Development milestone payable				2,930,000						€ 2,750,000
Sales milestone payable				$ 40,750,000